SHARE-BASED PAYMENTS - Schedule of Employee Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Payment Arrangements [Abstract]
Share option plan, equity settled	$ 2	$ 3
Long-term share unit award incentive plan	92	81
Share-based compensation expense	94	84
Total carrying amount of liabilities for cash settled arrangements	165	158
Total intrinsic value of liability for vested benefits	$ 98	$ 105